CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Total	Common Stock	Convertible SeriesvPreferredStockMember	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Non- Controlling Interest
Balance, shares at Dec. 31, 2020		196,512,879	8,000
Balance, amount at Dec. 31, 2020	$ 59,130,000	$ 218,000		$ (808,000)	$ 275,060,000	$ (219,803,000)	$ 4,463,000
Net Loss Attributable to Unrivaled Brands, Inc.	(31,271,000)					(31,271,000)
Adoption of ASU 2020-06	(12,000)				(1,071,000)	1,059,000
Debt Conversion - Common Stock, shares		24,939,780
Debt Conversion - Common Stock, amount	5,056,000	$ 25,000			5,031,000
Warrants Issued to Dominion	5,978,000				5,978,000
Stock Compensation - Employees, shares		250,000
Stock Compensation - Employees, amount	68,000	$ 1,000			67,000
Stock Compensation - Directors, shares		1,917,837
Stock Compensation - Directors, amount	495,000	$ 2,000			493,000
Stock Compensation - Services Expense, shares		4,556,603
Stock Compensation - Services Expense, amount	1,079,000	$ 5,000			1,074,000
Stock Option Exercise, shares		3,381,878
Stock Option Exercise, amount	5,000	$ 3,000			2,000
Acquisition and Cancellation of Class A Shares, shares		16,485,714	(8,000)
Acquisition and Cancellation of Class A Shares, amount	5,890,000	$ 16,000			5,874,000
Stock Issued for Cash, shares		9,677,419
Stock Issued for Cash, amount	3,756,000	$ 10,000			3,746,000
Stock Issued for UMBRLA Acquisition, shares		191,772,781
Stock Issued for UMBRLA Acquisition, amount	79,822,000	$ 192,000			79,630,000
Stock Issued for People's Acquisition, shares		40,000,000
Stock Issued for People's Acquisition, amount	12,180,000	$ 40,000			12,140,000
Stock Issued for SilverStreak Acquisition, shares		9,051,412
Stock Issued for SilverStreak Acquisition, amount	2,500,000	$ 9,000			2,491,000
Stock Option Expense	2,415,000				2,415,000
Net Loss Attributable to Non-Controlling Interest	$ (604,000)						(604,000)
Stock Issued for Purchase Options, shares	3,910,805
Balance, shares at Dec. 31, 2021		498,546,291
Balance, amount at Dec. 31, 2021	$ 146,487,000	$ 521,000		(808,000)	392,930,000	(250,015,000)	3,859,000
Net Loss Attributable to Unrivaled Brands, Inc.	(72,591,000)					(72,591,000)
Stock Compensation - Employees, shares		2,100,000
Stock Compensation - Employees, amount	352,000	$ 2,000			350,000
Stock Compensation - Directors, shares		943,128
Stock Compensation - Directors, amount	213,000	$ 1,000			212,000
Stock Option Exercise, shares		146,212
Stock Issued for Cash, shares		25,000,000
Stock Issued for Cash, amount	4,375,000	$ 25,000			4,350,000
Stock Option Expense	3,174,000				3,174,000
Net Loss Attributable to Non-Controlling Interest	275,000						275,000
Debt Conversion - Common Stock, shares		294,452
Debt Conversion - Common Stock, amount	75,000				75,000
Warrants Exercise, shares		4,759,708
Warrants Exercise, amount	(1,000)	$ 4,000			(5,000)
Stock Compensation - Services Expense, shares		725,000
Stock Compensation - Services Expense, amount	129,000	$ 1,000			128,000
Disposition of Non-Controlling Interest	(5,237,000)					(1,103,000)	(4,134,000)
Balance, shares at Jun. 30, 2022		532,514,791
Balance, amount at Jun. 30, 2022	77,251,000	$ 554,000		(808,000)	401,214,000	(323,709,000)
Balance, shares at Dec. 31, 2021		498,546,291
Balance, amount at Dec. 31, 2021	146,487,000	$ 521,000		(808,000)	392,930,000	(250,015,000)	3,859,000
Net Loss Attributable to Unrivaled Brands, Inc.	(188,931,000)					(188,931,000)
Debt Conversion - Common Stock, shares		294,452
Debt Conversion - Common Stock, amount	75,000				75,000
Stock Compensation - Employees, shares		2,350,000
Stock Compensation - Employees, amount	352,000	$ 2,000			350,000
Stock Compensation - Directors, shares		943,128
Stock Compensation - Directors, amount	213,000	$ 1,000			212,000
Stock Compensation - Services Expense, shares		16,906,230
Stock Compensation - Services Expense, amount	695,000	$ 17,000			$ 678,000
Stock Option Exercise, shares		146,212
Stock Issued for Cash, shares		25,000,000			21,000,000
Stock Issued for Cash, amount	4,375,000	$ 25,000			$ 4,350,000
Stock Option Expense	3,659,000				3,659,000
Net Loss Attributable to Non-Controlling Interest	275,000						275,000
Disposition of Non-Controlling Interest	$ (5,237,000)					(1,103,000)	(4,134,000)
Cashless Warrants Exercise, shares		4,759,708
Cashless Warrants Exercise, amount		$ 5,000			(5,000)
Issuance of UMBRLA Holdback Shares, shares		23,424,674
Issuance of UMBRLA Holdback Shares, amount		$ 23,000			(23,000)
Stock Issued for Purchase Options, shares	146,212	107,142,857
Stock Issued for Purchase Options, amount	$ 1,500,000	$ 107,000			1,393,000
Balance, shares at Dec. 31, 2022		679,513,564	8,000
Balance, amount at Dec. 31, 2022	(36,537,000)	$ 701,000		(808,000)	403,619,000	(440,049,000)
Balance, shares at Mar. 31, 2022		530,329,995
Balance, amount at Mar. 31, 2022	144,526,000	$ 552,000		(808,000)	399,536,000	(258,888,000)	4,134,000
Net Loss Attributable to Unrivaled Brands, Inc.	(63,718,000)					(63,718,000)
Stock Compensation - Employees, shares		1,200,000
Stock Compensation - Employees, amount	170,000	$ 1,000			169,000
Stock Compensation - Directors, shares		259,796
Stock Compensation - Directors, amount	29,000				29,000
Stock Option Expense	1,352,000				1,352,000
Stock Compensation - Services Expense, shares		725,000
Stock Compensation - Services Expense, amount	129,000	$ 1,000			128,000
Disposition of Non-Controlling Interest	(5,237,000)					(1,103,000)	$ (4,134,000)
Balance, shares at Jun. 30, 2022		532,514,791
Balance, amount at Jun. 30, 2022	77,251,000	$ 554,000		(808,000)	401,214,000	(323,709,000)
Balance, shares at Dec. 31, 2022		679,513,564	8,000
Balance, amount at Dec. 31, 2022	(36,537,000)	$ 701,000		(808,000)	403,619,000	(440,049,000)
Net Loss Attributable to Unrivaled Brands, Inc.	(1,032,000)					(1,032,000)
Stock Compensation - Services Expense, shares		96,178,321
Stock Compensation - Services Expense, amount		$ 1,910
Stock Issued for Cash, shares			14,071,431,000
Stock Issued for Cash, amount	1,970,000		$ 1,000		1,969,000
Stock Compensation - Services Expense, shares		96,178,321
Stock Compensation - Services Expense, amount	1,910,000	$ 96,000			1,814,000
Stock Option Exercise	187,000				187,000
Forfeiture and Cancellation of Treasury Stock, shares		(3,208,420)
Forfeiture and Cancellation of Treasury Stock, amount				808,000	(808,000)
Balance, shares at Jun. 30, 2023		772,483,465	14,071,431,000
Balance, amount at Jun. 30, 2023	(33,502,000)	$ 797,000	$ 1,000		406,781,000	(441,081,000)
Balance, shares at Mar. 31, 2023		695,694,794	14,071,431,000
Balance, amount at Mar. 31, 2023	(33,702,000)	$ 717,000	$ 1,000	(810,000)	406,029,000	(439,639,000)
Net Loss Attributable to Unrivaled Brands, Inc.	(1,442,000)					(1,442,000)
Stock Option Expense	89,000				89,000
Stock Compensation - Services Expense, shares		79,997,091
Stock Compensation - Services Expense, amount	1,553,000	$ 80,000		0	1,473,000
Forfeiture and Cancellation of Treasury Stock, shares		(3,208,420)
Forfeiture and Cancellation of Treasury Stock, amount				$ 810,000	(810,000)
Balance, shares at Jun. 30, 2023		772,483,465	14,071,431,000
Balance, amount at Jun. 30, 2023	$ (33,502,000)	$ 797,000	$ 1,000		$ 406,781,000	$ (441,081,000)